TAXATION (Reconciliation of Differences Between Statutory Tax Rate and Effective Tax Rate) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
TAXATION [Abstract]
Income from continuing operations before income taxes	$ (811)	¥ (5,254)	¥ 175,646	¥ 144,269
Income tax computed at the tax rate of 25%	(203)	(1,314)	43,912	36,067
Effect of different tax rates in different jurisdictions	1,500	9,718	2,960	7,910
Non-deductible expenses	722	4,682	¥ 10,955	¥ 6,448
Non-taxable income	(398)	(2,580)
Interests and penalties on unrecognized tax positions	1,396	9,041	¥ 2,044	¥ 3,576
Changes of valuation allowance	1,835	11,889	466	(6,070)
Withholding tax	6,575	42,589	20,513	15,907
Income tax expense	$ 11,427	¥ 74,025	¥ 80,850	¥ 63,838